ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Communication Services - 2.5%
Integrated Telecommunication Services - 2.5%
Comcast Corp. - Class A	99,863	$2,658,353

Consumer Discretionary - 2.5%
Restaurants - 2.5%
McDonald's Corp.	9,824	2,589,017

Consumer Staples - 2.3%
Agricultural Products & Services - 2.3%
Bunge Global SA	20,282	2,356,971

Energy - 14.5%
Integrated Oil & Gas - 3.7%
Chevron Corp.	18,639	3,842,243

Oil & Gas Exploration & Production - 2.5%
EOG Resources, Inc.	17,601	2,551,441

Oil & Gas Refining & Marketing - 1.8%
Phillips 66	7,572	1,867,104

Oil & Gas Storage & Transportation - 6.5%
Golar LNG Ltd.	60,195	3,099,441
Targa Resources Corp.	12,599	3,699,696
		6,799,137
Total Energy		15,059,925

Financials - 15.0%
Asset Management & Custody Banks - 8.5%
Blackrock, Inc.	2,271	2,624,390
Blackstone, Inc.	26,012	3,725,959
Brookfield Asset Management Ltd. - Class A	49,257	2,536,736
		8,887,085
Diversified Banks - 3.7%
JPMorgan Chase & Co.	10,811	3,848,932

Insurance Brokers - 2.8%
Arthur J Gallagher & Co.	11,135	2,919,040
Total Financials		15,655,057

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care - 7.8%
Pharmaceuticals - 7.8%
Bristol-Myers Squibb Co.	44,123	$2,947,858
Johnson & Johnson	10,644	2,829,708
Novo Nordisk AS - ADR	51,531	2,335,900
Total Health Care		8,113,466

Industrials - 12.9%
Aerospace & Defense - 4.6%
Northrop Grumman Corp.	3,231	1,743,771
RTX Corp.	14,789	3,072,119
		4,815,890
Human Resource & Employment Services - 3.1%
Automatic Data Processing, Inc.	11,302	3,234,180

Industrial Conglomerates - 1.4%
Honeywell International, Inc.	6,647	1,419,227

Industrial Machinery & Supplies & Components - 3.8%
Parker-Hannifin Corp.	4,034	3,951,061
Total Industrials		13,420,358

Information Technology - 26.7% (a)
IT Consulting & Other Services - 5.8%
Accenture PLC - Class A	15,409	2,924,012
International Business Machines Corp.	13,287	3,107,431
		6,031,443
Semiconductor Materials & Equipment - 3.9%
Lam Research Corp.	13,410	4,042,981

Semiconductors - 8.0%
Analog Devices, Inc.	5,060	1,832,428
Broadcom, Inc.	11,243	4,163,733
QUALCOMM, Inc.	13,729	2,340,520
		8,336,681
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	7,161	2,268,963
Hewlett Packard Enterprise Co.	55,649	2,907,103
Seagate Technology Holdings PLC	5,018	4,156,811
		9,332,877
Total Information Technology		27,743,982

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Materials - 12.1%
Construction Materials - 2.3%
CRH PLC	25,706	$2,423,819

Copper - 3.6%
Southern Copper Corp.	18,001	3,759,789

Gold Mining - 6.2%
Barrick Mining Corp.	93,072	4,172,418
Pan American Silver Corp.	43,193	2,242,580
		6,414,998
Total Materials		12,598,606
TOTAL COMMON STOCKS (Cost $69,208,733)		100,195,735

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%
First American Government Obligations Fund - Class X, 3.59% (b)	3,629,790	3,629,790
TOTAL MONEY MARKET FUNDS (Cost $3,629,790)		3,629,790

TOTAL INVESTMENTS - 99.8% (Cost $72,838,523)		$103,825,525
Other Assets in Excess of Liabilities - 0.2%		180,415
TOTAL NET ASSETS - 100.0%		$104,005,940

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARS CORE EQUITY PORTFOLIO ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

ARS Core Equity Portfolio ETF  (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$100,195,735	$—	$—	$100,195,735
Money Market Funds	3,629,790	—	—	3,629,790
Total Investments	$103,825,525	$—	$—	$103,825,525
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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